Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term debt
Schedule of long-term debt

	December 31,
	2023		2022		2021
Debt securities (ticker: OMA13) issued in the Mexican market on March 26, 2013, for Ps.1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	—	Ps.	1,500,000	Ps.	1,500,000

Debt securities (ticker: OMA21V) issued in the Mexican market on April 16, 2021, for Ps.1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework (note 20 a).		1,000,000		1,000,000		1,000,000

Debt securities (ticker: OMA21-2) issued in the Mexican market on April 16, 2021, for Ps.2,500,000 at an annual fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028 (note 20 a).		2,500,000		2,500,000		2,500,000

Sustainability-linked notes (ticker: OMA22L) issued in the Mexican market on March 31, 2022, for Ps.1,700,000 at a variable rate TIIE 28 days (1) plus 14 basis points for a term of 5 years maturing on March 25, 2027 (note 20 b).		1,700,000		1,700,000		—

Sustainability-linked notes (ticker OMA22-2L) issued in the Mexican market on March 31, 2022, for Ps.2,300,000 at an annual fixed rate of 9.35%, with a 7-year term maturing on March 22, 2029 (note 20 b).		2,300,000		2,300,000		—

Sustainability-linked notes (ticker: OMA23L) issued in the Mexican market on March 10, 2023, for Ps.640,000 at a variable rate TIIE 28 days (1) plus 22 basis points for a term of 3.4 years maturing on July 24, 2026 (note 20 c).		640,000		—		—

Sustainability-linked notes (ticker: OMA23-2L) issued in the Mexican market on March 10, 2023, for Ps.2,560,000 at an annual fixed rate of 10.26%, with a 7-year term maturing on March 1, 2030 (note 20 c).		2,560,000		—		—
Total long-term debt		10,700,000		9,000,000		5,000,000
Less:
Financing commissions		(23,292)		(15,664)		(3,378)
		10,676,708		8,984,336		4,996,622
Current portion long-term debt		—		(1,500,000)		—
Long-term debt	Ps.	10,676,708	Ps.	7,484,336	Ps.	4,996,622
(1)	The Interbank Offering Rate in Mexico “TIIE” to the 28 days as of December 31, 2023 and 2022, was 11.5035 and 10.7605, respectively.

Schedule of changes in consolidated long-term debt

	December 31,
	2023		2022		2021
Initial debt balance	Ps.	8,984,336	Ps.	4,996,622	Ps.	4,510,388
Increase in debt		3,200,000		4,000,000		3,500,000
Long term debt repayment		—		—		(13,967)
Amortization of debt securities		(1,500,000)		—		(3,000,000)
Payment of commissions and other expenses		(10,640)		(14,076)		(12,859)
Amortization of expenses		3,012		1,790		12,595
Exchange rate fluctuation		—		—		465
Ending balance of debt	Ps.	10,676,708	Ps.	8,984,336	Ps.	4,996,622